Cover	6 Months Ended
Jun. 30, 2021
Cover [Abstract]
Entity Registrant Name	VEMANTI GROUP, INC.
Entity Central Index Key	0001605057
Document Type	S-1
Amendment Flag	false
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Filer Category	Non-accelerated Filer
Entity Ex Transition Period	false
Entity Incorporation State Country Code	NV
Entity Tax Identification Number	46-5317552
Entity Address Address Line 1	7545 Irvine Center Dr
Entity Address Address Line 2	Ste 200
Entity Address City Or Town	Irvine
Entity Address State Or Province	CA
Entity Address Postal Zip Code	92618
City Area Code	949
Local Phone Number	559-7200